Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

As of the date of the filing of this Annual Report, the Company has information systems in place and has not suffered a "cybersecurity threat" (as defined in Item 106(a) of Regulation S-K) or "cybersecurity incident" (as defined in Item 106(a) of Regulation S-K). Moreover, the Company is aware of the evolution of cybersecurity risks and is taking proactive steps by keeping up to date our information systems and educating our personnel about these risks.

Refer to the "Cybersecurity risk" section in "Item 3-D - Risk Factors" for the complete information regarding cybersecurity risks and, the potential likelihood of impacting the Company's technology systems.

In order to mitigate these risks to a degree, the Company has a full-time IT manager ("Manager") and also engages third-party service providers to monitor and update the Company's information systems[4].

The Company has implemented multiple measures to combat and reduce the risk of cybersecurity threats and cybersecurity incidents such as:

  Hiring the Manager, who is available to respond immediately in the event of any cybersecurity threat or cybersecurity incident;
  Developing an internal IT Control Guide ("IT Guide") reviewed by the COO;
  Enhancing the scrutiny of the emails received via third-party security service provider to identify potential threats;
  Implementing informal educational outreach programs including email reminders to educate staff about certain cybersecurity risks.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

Refer to the "Cybersecurity risk" section in "Item 3-D - Risk Factors" for the complete information regarding cybersecurity risks and, the potential likelihood of impacting the Company's technology systems.

Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

The Manager monitors cybersecurity risks and potential incidents while following and periodically reviewing the IT Guide, recommending updates to the COO where needed. The COO advise the Board of any potential cybersecurity threat and the corresponding mitigation steps needed. In addition, the Board includes a member with expertise and experience in cybersecurity matters.

At the time of filing this Annual Report the Company does not have a subcommittee dedicated to cybersecurity but will consider increased oversight from the Board as the Company's situation evolves responsible for the oversight of risks from cybersecurity threats.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

At the time of filing this Annual Report the Company does not have a subcommittee dedicated to cybersecurity but will consider increased oversight from the Board as the Company's situation evolves responsible for the oversight of risks from cybersecurity threats.

Cybersecurity Risk Role of Management [Text Block]

The Manager monitors cybersecurity risks and potential incidents while following and periodically reviewing the IT Guide, recommending updates to the COO where needed. The COO advise the Board of any potential cybersecurity threat and the corresponding mitigation steps needed. In addition, the Board includes a member with expertise and experience in cybersecurity matters.

At the time of filing this Annual Report the Company does not have a subcommittee dedicated to cybersecurity but will consider increased oversight from the Board as the Company's situation evolves responsible for the oversight of risks from cybersecurity threats.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]

The Manager monitors cybersecurity risks and potential incidents while following and periodically reviewing the IT Guide, recommending updates to the COO where needed. The COO advise the Board of any potential cybersecurity threat and the corresponding mitigation steps needed. In addition, the Board includes a member with expertise and experience in cybersecurity matters.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	In addition, the Board includes a member with expertise and experience in cybersecurity matters.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

The Manager monitors cybersecurity risks and potential incidents while following and periodically reviewing the IT Guide, recommending updates to the COO where needed. The COO advise the Board of any potential cybersecurity threat and the corresponding mitigation steps needed. In addition, the Board includes a member with expertise and experience in cybersecurity matters.